401(k) Plan	9 Months Ended
Sep. 30, 2013
401(k) Plan

12. 401(k) Plan

The Company provides a qualified 401(k) savings plan for its employees. All employees are eligible to participate, provided they meet the requirements of the plan. While the Company may elect to match employee contributions, no such matching contributions have been made through September 30, 2013, December 31, 2012 and 2011.